Amortized cost and fair value of securities by contractual maturity (Details) (USD $)	Dec. 31, 2013
Amortized Cost
Securities available for Sale Within one year	$ 5,841
Available for Sale
Securities available for Sale Within one year	5,841
Securities available for Sale One to five years	26,404
Securities available for Sale Five to ten years	131,468
Securities available for Sale After ten years	15,134
Securities available for Sale Mortgage-backed securities	168,045
Securities available for Sale Total	346,892
Held to Maturity
Securities held to Maturity Within one year	3,135
Securities held to Maturity One to five years	7,043
Securities held to Maturity Five to ten years	16,554
Securities held to Maturity After ten years	1,107
Securities held to Maturity Mortgage-backed securities	0
Securities held to Maturity total	27,839
Estimated Fair Value
Securities available for Sale Within one year	5,920
Available for Sale
Securities available for Sale Within one year	5,920
Securities available for Sale One to five years	26,489
Securities available for Sale Five to ten years	124,308
Securities available for Sale After ten years	15,574
Securities available for Sale Mortgage-backed securities	157,423
Securities available for Sale Total	329,714
Held to Maturity
Securities held to Maturity Within one year	3,208
Securities held to Maturity One to five years	7,305
Securities held to Maturity Five to ten years	16,953
Securities held to Maturity After ten years	1,129
Securities held to Maturity Mortgage-backed securities	0
Securities held to Maturity total	$ 28,595